Employee benefits liabilities - summarized fair value of the defined benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 7,590	€ 8,121
Employee benefit liability	9,278	9,863
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,189	1,392
Defined Benefit Plans1 [Member]
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	8,089	8,471
Net defined benefit asset	(499)	(350)
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,324	4,668	€ 5,143
Employee benefit liability	4,823	5,018
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	2,279	2,466
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	987	987
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28,794	31,518
Obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	25,528	28,065	27,547
Obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,279	2,466	2,459
Obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	987	987	969
Fair value of plan assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(21,218)	(23,409)	(22,415)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 14	€ 12	€ 11